Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Components of Lease Cost
The components of lease costs which were included in operating expenses in the consolidated statements of operations were as follows:

(in thousands)	Year Ended December 31, 2021	Year Ended December 31, 2020
Fixed operating lease costs	$2,539	$2,090
Short-term lease costs	1,225	18
Variable operating lease costs	362	85
Sublease income	—	(77)
Total lease costs	$4,126	$2,116

Schedule of Future Contractual Obligations for Operating Lease Commitments
The following table summarizes the Company's future principal contractual obligations for operating lease commitments as of December 31, 2021:

(in thousands)
Year Ended December 31,	Lease Obligations
2022	$3,504
2023	4,440
2024	4,570
2025	4,701
2026	4,837
2027 and thereafter	22,942
Total future minimum lease payments	44,994
Less: Imputed interest	(14,962)
Total operating lease liabilities	$30,032